Note 3 - Basis of Presentation	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
3.	BASIS OF PRESENTATION

(a)	Compliance with IFRS

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. The policies applied in these consolidated financial statements were based on IFRS issued and outstanding as at
March 31, 2020.

(b)	Basis of presentation

The consolidated financial statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousand, except where otherwise indicated. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities that are stated at fair value.

The Company’s business is affected by seasonality. As a result, for certain periods such as the second
fiscal quarter, the Company forecast cash shortfalls that require additional financing through support from suppliers and, in certain circumstances, actions to liquidate certain assets.

As described further in Note
16,
the Company has a
$370
million credit facility with a syndicate of lenders and a
US$250
million non-revolving multi-draw senior unsecured term loan facility from another lender, maturing on
September 1, 2020
and
September
12,
2023,
respectively. The facility maturing on
September 1, 2020
has been classified in the consolidated financial statements as a current liability and contributes to the net current liability position as at
March 31, 2020.
As at
March 31, 2020,
the Company was compliant with the requirements of its senior debt to EBITDA ratio covenant as a result of an amendment that provided, among other things, a temporary increase of the ratio from its lenders. As at
June 30, 2020,
the Company amended its senior secured credit facility to increase the senior debt to EBITDA covenant ratio from
1:50
to
2:00,
and the total debt to EBITDA covenant ratio from
3.50:1
to
4.00:1
with respect to the fiscal quarter ending
June 30, 2020.
In addition, the lenders under the Company’s senior unsecured term loan facility waived compliance with the senior debt to EBITDA and the total debt to EBITDA covenant ratios contained therein for the fiscal quarter ending
June 30, 2020.

The Company’s ability to continue as a going concern for the next
12
months is dependent on the continued availability of its credit facilities; the Company’s ability to obtain waivers from its lenders for potential instances of non-compliance with covenants, if necessary; the ability to refinance, or, secure additional sources of financing, if necessary, or the completion of this Recapitalization transaction (the “Recapitalization”); the liquidation of available investments; and the continued support of the Company’s lenders and suppliers. These conditions indicate the existence of material uncertainties that raise substantial doubt about the Company’s ability to continue as a going concern and, accordingly, the ultimate appropriateness of the use of accounting principles applicable to a going concern. There can be no
assurance that the Company will be successful in these initiatives, that lenders will provide further financing or relief for covenants, or that the Company can refinance or repay credit facilities from new sources of financing.

On
July 8, 2020,
the Company announced a comprehensive plan to strengthen and de-risk the business, positioning the Company for sustainable growth as an independent industry leader. The Recapitalization will be undertaken through a plan of arrangement under the Canada Business Corporation Act (“CBCA”) and includes:

•
Exchange of
$100
million
6.75%
subordinated convertible debentures due
March 31, 2023 (
TSX: JE.DB.D) and
$160
million
6.75%
subordinated convertible debentures due
December 31, 2021 (
TSX: JE.DB.C) (the “Subordinated Convertible Debentures”) for new common equity;

•	Extension of $335 million credit facilities by three years to December 2023, with revised covenants and a schedule of commitment reductions throughout the term;
•
Existing senior unsecured term loan due
September 12, 2023 (
the “Existing Term Loan”) and the remaining convertible bonds due
December 31, 2020 (
the “Eurobond”) shall be exchanged for a new term loan due
March 2024
with interest to be paid-in-kind and new common equity;

•	Exchange of all 8.50%, fixed-to-floating rate, cumulative, redeemable, perpetual preferred shares (JE.PR.U) (the “Preferred Shares) into new common equity; and,
•	New cash equity investment commitment of $100 million.

The implementation of the Recapitalization is expected in
September 2020,
pending court and securityholder approvals required under the CBCA, as well as applicable approvals by the Toronto Stock Exchange. The Recapitalization has been approved by Just Energy’s Board of Directors. Just Energy’s financial advisor, BMO Capital Markets, has provided an opinion to Just Energy’s Board of Directors that the terms of the Recapitalization, if implemented, are fair from a financial point of view to each of the holders of the existing Eurobond Subordinated Convertible Debentures, preferred shares and common shares.

The Company has obtained a preliminary interim order from the Ontario Superior Court of Justice which, among other things, grants a limited stay of proceedings and establishes the record date for voting of securityholders with respect to the plan of arrangement as
July 8, 2020.
The Company will be seeking an interim order in the very near term.

These consolidated financial statements do
not
reflect the adjustments to carrying values of assets and liabilities and the reported expenses and statement of financial position classifications that would be necessary if the going concern assumption was deemed inappropriate. These adjustments could be material.

(c)	Principles of consolidation

The consolidated financial statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries as at
March 31, 2020.
Subsidiaries are consolidated from the date of acquisition and control and continue to be consolidated until the date that such control ceases. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect these returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as Just Energy, using consistent accounting policies. All intercompany balances, income, expenses, and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.